LOANS (Details 6) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 6,826,464	$ 6,743,553
With an allowance recorded	2,667,422	3,314,520
Total	9,493,886	10,058,073
Recorded Investment
With no related allowance recorded	4,296,178	4,153,684
With an allowance recorded	2,423,703	3,080,286
Total	6,719,881	7,233,970
Allowance for Loan Losses Allocated
With an allowance recorded	372,899	506,675
Total	372,899	506,675
Real estate loans
Unpaid Contractual Principal Balance
With no related allowance recorded	6,555,564	6,611,151
With an allowance recorded	2,542,074	3,152,699
Recorded Investment
With no related allowance recorded	4,215,533	4,021,282
With an allowance recorded	2,298,355	2,918,465
Allowance for Loan Losses Allocated
With an allowance recorded	247,551	366,299
One-to-four family
Unpaid Contractual Principal Balance
With no related allowance recorded	551,510	1,082,196
With an allowance recorded	851,010	864,017
Recorded Investment
With no related allowance recorded	467,191	899,959
With an allowance recorded	799,526	820,142
Allowance for Loan Losses Allocated
With an allowance recorded	91,688	160,881
Multi-family
Unpaid Contractual Principal Balance
With no related allowance recorded	1,823,257	2,734,462
Recorded Investment
With no related allowance recorded	1,340,779	2,100,064
Commercial
Unpaid Contractual Principal Balance
With no related allowance recorded	768,533	808,008
With an allowance recorded	1,691,064	1,360,876
Recorded Investment
With no related allowance recorded	768,533	808,008
With an allowance recorded	1,498,829	1,170,517
Allowance for Loan Losses Allocated
With an allowance recorded	155,863	195,103
Construction and land
Unpaid Contractual Principal Balance
With no related allowance recorded	3,412,264	1,986,485
With an allowance recorded		927,806
Recorded Investment
With no related allowance recorded	1,639,030	213,251
With an allowance recorded		927,806
Allowance for Loan Losses Allocated
With an allowance recorded		10,315
Commercial business
Unpaid Contractual Principal Balance
With no related allowance recorded	215,350
With an allowance recorded	115,446	131,774
Recorded Investment
With no related allowance recorded	25,095
With an allowance recorded	115,446	131,774
Allowance for Loan Losses Allocated
With an allowance recorded	115,446	131,774
Home equity
Unpaid Contractual Principal Balance
With no related allowance recorded	55,550	132,402
With an allowance recorded	9,902	30,047
Recorded Investment
With no related allowance recorded	55,550	132,402
With an allowance recorded	9,902	30,047
Allowance for Loan Losses Allocated
With an allowance recorded	$ 9,902	$ 8,602